RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)													1 Months Ended						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2024	Oct. 23, 2023	Oct. 16, 2023	Sep. 02, 2023	Jul. 20, 2023	May 01, 2023	Apr. 20, 2023	Dec. 22, 2022	Jul. 11, 2022	May 27, 2022	Dec. 17, 2021	Sep. 14, 2021	Oct. 31, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Feb. 28, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Feb. 26, 2024	Jul. 11, 2023	Jun. 23, 2023	May 02, 2023
Related Party Transaction [Line Items]
Working interest percentage																					85.75%			85.75%
Other Liabilities, Current																			$ 171,270		$ 171,270
Payment of execution			$ 100,000
Adjustments to additional paid in capital, other			$ 400,000
Payable to related party																					$ 185,066
Common stock, par value, per share													$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Aggregate fair value																						372,000		$ 372,000	$ 60,000
Stock based compensation																			$ 504,912	$ 70,228	$ 912,530	110,985		1,044,261	6,202
Fair value, per share			$ 0.27
Unrecognized expense													$ 267,659											267,659
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price		$ 0.27
Restricted value
Unsecured Debt	$ 125,000
Proceeds from Notes Payable																					125,000				4,820,000
Long term asset advance to operators																	$ 1,900,000								1,900,000
Option fee								$ 150,000
Payment capitalized cost																								100,000
Interest expense																			982,691	$ 94,357	1,141,989	$ 746,930		791,811	1,661,981
IPO [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares															375,000
Shares issued, price per share															$ 3.00					$ 3.00		$ 3.00
Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares												4,900,000
Cash paid for additional acquisition															$ 60,000
2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Stock based compensation																								440,219	0
Unrecognized expense													1,064,781											1,064,781
Michael L Peterson [Member]
Related Party Transaction [Line Items]
Annual based salary			$ 350,000
Discretionary bonus percentage			100.00%
Short-Term Debt	125,000
Unsecured Debt	$ 125,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Proceeds from Notes Payable	$ 1,000,000
Mr Peterson [Member]
Related Party Transaction [Line Items]
Stock based compensation																			233,505		267,659			3,341
Unrecognized expense													267,659											267,659
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Short-Term Debt	$ 125,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Proceeds from Notes Payable	$ 1,000,000
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares						700,000
Shares issued, price per share						$ 2.15
Aggregate fair value						$ 1,505,000
Stock based compensation																			41,364		177,259			96,016	0
Unrecognized expense													177,259											177,259
Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted shares, vesting rate																		25.00%
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares					200,000
Shares issued, price per share					$ 1.07
Aggregate fair value					$ 213,000
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares																		1,000,000
Restricted Stock Units (RSUs) [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares																		100,000
Restricted Stock Units (RSUs) [Member] | Six Employee Agreement [Member]
Related Party Transaction [Line Items]
Aggregate fair value																					1,505,000			1,505,000	1,505,000
Stock based compensation																			183,654		373,499			440,219	0
Grant of restricted shares														700,000
Restricted shares, vesting rate														25.00%
Fair value, per share														$ 2.15
Unrecognized expense													1,064,781						691,282		691,282			1,064,781
Restricted Stock Units (RSUs) [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Restricted shares, vesting rate		25.00%
Restricted shares		1,000,000
Restricted value		$ 271,000
Restricted Stock Units (RSUs) [Member] | Mr Peterson [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares	1,000,000
Restricted Stock Units (RSUs) [Member] | Five Outside Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares									60,000
Shares issued, price per share									$ 0.0001
Aggregate fair value									$ 88,200
Fair value, per share									$ 0.29
Restricted Stock Units (RSUs) [Member] | Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares									60,000
Shares issued, price per share									$ 0.0001
Aggregate fair value									$ 300,000
Stock based compensation																								88,200	$ 0
Fair value, per share									$ 0.29
Unrecognized expense													0											$ 0
Restricted Stock Units (RSUs) [Member] | Mr. Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares					200,000
Aggregate fair value					$ 213,000
Stock based compensation																							$ 213,000
Fair value per share					1.07
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares							12,500									400,000						400,000		400,000	10,000
Common stock, par value, per share																$ 0.0001											$ 0.0001	$ 0.0001	$ 0.0001
Shares issued, price per share							$ 2.00									$ 1.00											$ 1.21	$ 0.88	$ 2.10
Aggregate fair value																						$ 40		$ 40	$ 1
Restricted shares																								2,125,000
Restricted value																								$ 213
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares				425,000
Common stock, par value, per share				$ 0.0001
Shares issued, price per share				$ 0.64
Aggregate fair value				$ 273,275
Mc Cool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Payment of execution			$ 100,000										100,000
Adjustments to additional paid in capital, other			400,000										$ 400,000
Proceeds from Related Party Debt			$ 215,000
Payable to related party																					$ 185,000
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares											4,900,000
Common stock, par value, per share											$ 0.0001
Trio LLC [Member]
Related Party Transaction [Line Items]
Percentage of working interest															3.02647%					3.02647%		3.02647%
Trio LLC [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest			21.91832%										21.91832%											21.91832%
Trio LLC [Member] | Mc Cool Ranch Purchase Agreement [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest			21.91832%										21.91832%											21.91832%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Related Party Transaction [Line Items]
Percentage of working interest												82.75%
South Salinas Project [Member]
Related Party Transaction [Line Items]
Working interest percentage																					3.80%			3.80%
Other Liabilities, Current													$ 21,651						63,878		$ 63,878			$ 21,651
Long term asset advance to operators													0				$ 1,900,000							0	1,900,000
Restricted Share Issued To Executives And Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock based compensation																			39,428	$ 39,428	80,185	$ 80,185		161,700	6,202
Unrecognized expense													155,498						75,312		75,312			155,498
Restricted Share Issued To Executives And Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares																	1,100,000
Aggregate fair value																	$ 323,400
Fair value, per share																		$ 0.294
Related Party [Member]
Related Party Transaction [Line Items]
Unsecured Debt	$ 125,000
Notes payable current																	1,025,497		$ 310,066		$ 310,066				1,025,497
Interest expense																								7,015	120,337
Notes payable current													$ 1,032,512				$ 2,920,000							$ 1,032,512	$ 2,920,000
Related Party [Member] | Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										$ 1,032,512
Related Party [Member] | Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										780,000
Related Party [Member] | Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										1,032,512
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Short-Term Debt	$ 125,000
Optioned Assets Related Party [Member]
Related Party Transaction [Line Items]
Option fee								$ 150,000
Optioned Assets Related Party [Member] | Trio LLC [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest								22.00%
Optioned Assets Related Party [Member] | Trio LLC [Member] | Hangman Hollow Field Asset [Member]
Related Party Transaction [Line Items]
Percentage of working interest								44.00%
Optioned Assets Related Party [Member] | Trio LLC [Member] | Union Ave Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest								20.00%
Additional Working Interest South Salinas Project [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Percentage of working interest															3.02647%					3.02647%		3.02647%
Cash paid for additional acquisition															$ 60,000
Notes Payable Related Party [Member] | Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										1,032,512
Notes Payable Related Party [Member] | Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										780,000
Notes Payable Related Party [Member] | Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										$ 1,032,512
Consulting Agreement Related Party [Member]
Related Party Transaction [Line Items]
Consulting agreement percentage			100.00%
Consulting agreement fee			$ 10,000